Principal Accounting Policies - Employee Benefits, Government Subsidies, Segment Reporting, Deferred offering costs (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) segment	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Employee Benefits
Employee benefit expenses	¥ 13,413	¥ 17,367	¥ 22,326
Government Subsidies
Government Assistance, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Operating Income (Expense), Net	Other Operating Income (Expense), Net	Other Operating Income (Expense), Net
Segment Reporting
Number of reportable segments | segment	1
Government Subsidies
Government Subsidies
Government subsidies	¥ 7,009	¥ 9,540	¥ 22,468